Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans, allowance for loan losses	$ 2,043	$ 2,122
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	5,926,851	5,435,304
Common Stock, Shares, Outstanding	5,739,203	5,244,105
Stock held by deferred compensation plan, shares	182,457	185,355
Treasury stock, shares	5,744	5,744